9. RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Receivables

Receivables consist of the following:

June 30, 2014

Tenant receivable, current	$46,893
Tenant receivable, non-current	35,029
Consulting services receivables	40,000
Other receivables	13,947
Receivables	135,869
Less: Allowance for doubtful accounts	(26,400)
Receivables, net	$109,469

Schedule of receipts

The following discloses scheduled tenant receipts for the remainder of 2014, the next five fiscal years, and thereafter:

Scheduled Tenant Receipts

Remainder of 2014	$92,955
2015	148,205
2016	110,536
2017	112,753
2018	115,008
2019	117,308
Thereafter	246,202
Total scheduled rental receipts	$942,967